LONG-TERM DEBT - Issued (Details) $ in Millions, $ in Millions		1 Months Ended											12 Months Ended
	May 22, 2020	May 31, 2022 USD ($)	May 31, 2022 CAD ($)	Oct. 31, 2021 USD ($)	Aug. 31, 2021 USD ($)	Jun. 30, 2021 CAD ($)	Jan. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	May 31, 2020	Apr. 30, 2020 USD ($)	Apr. 30, 2020 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Jul. 31, 2022	Jun. 30, 2021 USD ($)	Jan. 04, 2021 USD ($)
Coastal GasLink
Debt Instrument [Line Items]
Ownership interest percentage																35.00%
Coastal GasLink | Canadian Natural Gas Pipelines
Debt Instrument [Line Items]
Ownership interest percentage										35.00%			35.00%				35.00%
Disposal group, disposed of by sale, not discontinued operations | Coastal GasLink
Debt Instrument [Line Items]
Ownership interest sold	65.00%									65.00%						65.00%
Medium Term Notes due May 2032 | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Amount			$ 800
Interest Rate		5.33%	5.33%
Medium Term Notes due May 2026 | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Amount			$ 400
Interest Rate		4.35%	4.35%
Medium Term Notes due May 2052 | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Amount			$ 300
Interest Rate		5.92%	5.92%
Senior Unsecured Notes due October 2024 | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Amount				$ 1,250
Interest Rate				1.00%
Senior Unsecured Notes due October 2031 | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Amount				$ 1,000
Interest Rate				2.50%
Senior Unsecured Notes due October 2031 | PORTLAND NATURAL GAS TRANSMISSION SYSTEM
Debt Instrument [Line Items]
Amount				$ 125
Interest Rate				2.68%
Medium Term Notes due June 2024 | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Amount						$ 750
Medium Term Notes due June 2031 | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Amount						500
Interest Rate																		2.97%
Medium Term Notes due September 2047 | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Amount						$ 250
Interest Rate																		4.33%
Long-term debt, re-issuance yield						4.186%
Medium Term Notes due April 2030 | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Amount											$ 1,250
Interest Rate											4.10%	4.10%
Medium Term Notes due April 2027 | TRANSCANADA PIPELINES LIMITED
Debt Instrument [Line Items]
Amount												$ 2,000
Interest Rate											3.80%	3.80%
Senior Unsecured Notes due May 2032 | ANR PIPELINE COMPANY
Debt Instrument [Line Items]
Amount		$ 300
Interest Rate		3.43%	3.43%
Senior Unsecured Notes due May 2034 | ANR PIPELINE COMPANY
Debt Instrument [Line Items]
Amount		$ 200
Interest Rate		3.58%	3.58%
Senior Unsecured Notes due May 2037 | ANR PIPELINE COMPANY
Debt Instrument [Line Items]
Amount		$ 200
Interest Rate		3.73%	3.73%
Senior Unsecured Notes due May 2029 | ANR PIPELINE COMPANY
Debt Instrument [Line Items]
Amount		$ 100
Interest Rate		3.26%	3.26%
Senior Unsecured Notes due October 2030 | PORTLAND NATURAL GAS TRANSMISSION SYSTEM
Debt Instrument [Line Items]
Amount								$ 125
Interest Rate								2.84%
Senior Unsecured Notes due August 2024 | TUSCARORA GAS TRANSMISSION COMPANY
Debt Instrument [Line Items]
Amount					$ 13
Line of credit | KEYSTONE XL SUBSIDIARIES | Project Level Credit Facility due June 2021
Debt Instrument [Line Items]
Amount													$ 849	$ 849	$ 1,028
Revolving credit facility, borrowing capacity							$ 4,100											$ 1,600	$ 4,100
Unsecured Term Loan due June 2022 | COLUMBIA PIPELINE GROUP, INC.
Debt Instrument [Line Items]
Amount							$ 4,040
Total committed amount														$ 4,200		$ 4,200
Senior Unsecured Notes due June 2030 | GAS TRANSMISSION NORTHWEST LLC
Debt Instrument [Line Items]
Amount									$ 175
Interest Rate									3.12%
Senior Secured Credit Facilities due April 2027
Debt Instrument [Line Items]
Amount												$ 1,500
Senior Secured Credit Facilities due April 2027 | Coastal GasLink
Debt Instrument [Line Items]
Amount												$ 1,603